Expense Example, No Redemption - Colterpoint Net Lease Real Estate ETF - Colterpoint Net Lease Real Estate ETF Class	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	$ 750